Stock-Based and Long-Term Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Stock Based and Long-Term Compensation [Abstract]
Fair value of stock option grants

	Years Ended December 31,
	2011 Actual	2010 Actual	2009 Actual
Weighted average fair value of grants	$13.54	$10.56	$8.95

Black-Scholes-Merton Assumptions:
Risk free interest rate	0.85%	2.07%	1.77%
Expected life (years)	5	4	4
Volatility	56.31%	49.28%	53.57%
Dividend yield	—	—	—

Summarization of stock option activity

	Number of Options	Weighted Average Option Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2008	3,267,910	$15.37

Granted	309,352	$20.01
Exercised	(38,717)	$9.71

Outstanding at December 31, 2009	3,538,545	$15.84

Granted	1,549,058	$25.04
Exercised	(87,150)	$10.62

Outstanding at December 31, 2010	5,000,453	$18.78

Granted	207,183	$28.97
Exercised	(876,435)	$11.71

Outstanding at December 31, 2011	4,331,201	$20.70	6.0	$36,885

Exercisable at December 31, 2011	3,647,745	$19.62	5.4	$34,783

Options expected to vest	683,456	$26.46	8.9	$2,102

Summary of information regarding stock options outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Price	Shares	Weighted Average Price
$7.31 - $8.79	61,665	1.3 years	$8.78	61,665	$8.78
$9.10 - $9.90	80,313	0.4 years	$9.48	80,313	$9.48
$10.36 - $10.90	770,268	2.6 years	$10.66	770,268	$10.66
$12.45 - $13.34	309,977	6.9 years	$12.88	309,977	$12.88
$17.46 - $23.00	1,502,669	6.3 years	$19.92	1,236,572	$19.55
$24.00 - $30.00	1,133,657	7.9 years	$25.98	829,664	$25.38
$34.40 - $37.64	464,239	6.8 years	$35.37	350,873	$35.57
$40.00 - $40.69	8,413	6.2 years	$40.69	8,413	$40.69

Summarizes non-vested stock option

	Number of Options	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	869,971	$10.23
Granted	207,183	$13.54
Vested	(393,698)	$9.61

Non-vested at December 31, 2011	683,456	$11.59

Summary of restricted stock

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2010	792,436	$22.25
Granted	567,083	$28.84
Vested	(294,144)	$19.80
Forfeited	(25,658)	$22.49

Non-vested at December 31, 2011	1,039,717	$27.07

Summary of the activity of restricted stock units

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2010	136,173	$27.02
Granted	34,284	$35.10

Outstanding at December 31, 2011	170,457	$28.64